Note 13 - Retirement And Pension Plans (Details) - Other changes in plan assets and benefit obligations recognized in other comprehensive income In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss			$ 986	¥ 92,808	¥ 39,083	¥ 3,324
Amortization of transition obligation in net periodic pension cost	4	369	(4)	(369)	(369)	(369)
Other					12,632	(6,316)
Amounts recognized in other comprehensive income			982	92,439	51,346	(3,361)
Total net periodic pension cost and amounts recognized in other comprehensive income			$ 6,257	¥ 589,145	¥ 527,915	¥ 434,118